Condensed Financial Information of the Parent Company (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
ASSETS
Total assets	$ 65,679,048	$ 53,396,326
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	4,763,401	8,844,700
SHAREHOLDERS' EQUITY
Ordinary shares, $0.0005 par value, 100,000,000 shares authorized, 23,000,000 shares issued and outstanding	11,500	11,500
Additional paid-in capital	5,702,663	5,075,035
Total stockholders' equity	60,915,647	44,551,626	$ 23,313,102
Total liabilities and stockholders' equity	65,679,048	53,396,326
Happiness Biotech Group Limited [Member]
ASSETS
Investment in subsidiary	50,000	50,000
Total assets	50,000	50,000
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities
SHAREHOLDERS' EQUITY
Ordinary shares, $0.0005 par value, 100,000,000 shares authorized, 23,000,000 shares issued and outstanding	11,500	11,500
Additional paid-in capital	38,500	38,500
Total stockholders' equity	50,000	50,000
Total liabilities and stockholders' equity	$ 50,000	$ 50,000